Cover	Jul. 29, 2021	Apr. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 29, 2021
Entity Registrant Name	CBRE GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32205
Entity Tax Identification Number	94-3391143
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	Suite 1250
Entity Address, State or Province	TX
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75201
Local Phone Number	979-6100
City Area Code	(214)
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	“CBRE”
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key		0001138118
Amendment Flag		false